Other non-current liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Accrued pension liabilities		$ 3				$ 37
Deferred mobilization revenues		55				128
Intangible liabilities - unfavorable contracts	[1]	23				66
Financing secured on SapuraKencana shares (Note 32)		0				160
Other non-current liabilities		38				10
Total other non-current liabilities		$ 119	$ 131	$ 165	$ 183	$ 401	[2]

[1]	Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Note 21 - "Goodwill and other intangible assets and liabilities" for more information.
[2]	Refer to Note 39 "Restatement of previously issued financial statements"